Acquisitions (Details) (USD $)	12 Months Ended								12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Aug. 19, 2012	Jan. 31, 2011 Medicity Inc [Member]	Jun. 30, 2011 Prodigy Health Group [Member]	Oct. 31, 2011 Genworth Financial Inc Medicare Supplement Business [Member]	Oct. 31, 2011 PayFlex [Member]	Dec. 31, 2012 Proposed Acquisition [Member]	Dec. 31, 2012 Proposed Acquisition [Member]	May 04, 2012 Senior Notes, 4.5%, Due 2042 [Member]
Business Acquisition [Line Items]
Debt, Par Value											$ 500,000,000
Proceeds from the issuance of debt	2,664,800,000	480,100,000	697,800,000						2,000,000,000
Projected Purchase Price				7,300,000,000
Cash Portion of Purchase Price for Proposed Acquisition				27.30
Conversion ratio for proposed acquisition				0.3885
Proceeds from Short-term Debt										500,000,000
Acquisition price					490,000,000	600,000,000	276,000,000	200,000,000
Goodwill related to the acquisition					385,000,000	445,000,000	53,000,000	149,000,000
Amount of acquired goodwill that will be tax deductible						$ 52,000,000